Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Apr. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 23,557
Ending balance	23,007	$ 23,557
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,557
Ending balance	23,007	23,557
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	38,814	43,616
Impairments and disposals		(4,063)
Foreign exchange	1,170	(739)
Ending balance	39,984	38,814
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	15,257	12,690
Amortization	1,219		$ 2,968
Disposals		(193)
Foreign exchange	501		(208)
Ending balance	16,977	15,257
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Impairments and disposals		0
Foreign exchange	0	0
Ending balance	33	33
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	14
Amortization	0		19
Disposals		0
Foreign exchange	0		0
Ending balance	33	33
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	23,351
Ending balance	22,833	23,351
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,718	35,143
Impairments and disposals		(3,830)
Foreign exchange	927	(595)
Ending balance	31,645	30,718
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,367	4,775
Amortization	1,184		2,666
Disposals		0
Foreign exchange	261		(74)
Ending balance	8,812	7,367
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	206
Ending balance	174	206
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,927	8,103
Impairments and disposals		(40)
Foreign exchange	239	(136)
Ending balance	8,166	7,927
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,721	7,633
Amortization	35		216
Disposals		0
Foreign exchange	236		(128)
Ending balance	7,992	7,721
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	139
Impairments and disposals		0
Foreign exchange	4	(3)
Ending balance	140	136
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	136	136
Amortization	0		2
Disposals		0
Foreign exchange	4		(2)
Ending balance	140	136
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	198
Impairments and disposals		(193)
Foreign exchange	0	(5)
Ending balance	0	0
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	132
Amortization	0		65
Disposals		(193)
Foreign exchange	0		$ (4)
Ending balance	$ 0	$ 0